Derivatives and hedge accounting - Maturity derivatives designated in fair value hedging (Details) - - fair value hedges - Net payer and receiver swap - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
– Interest rate swaps | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	€ 50,358	€ 46,471
– Interest rate swaps | Less than 1 month | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	43	(670)
– Interest rate swaps | 1 to 3 months | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	1,224	623
– Interest rate swaps | 3 to 12 months | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	7,341	4,648
– Interest rate swaps | 1 to 2 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	14,134	9,482
– Interest rate swaps | 2 to 3 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	6,313	13,201
– Interest rate swaps | 3 to 4 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	12,050	7,224
– Interest rate swaps | 4 to 5 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	7,688	10,164
– Interest rate swaps | >5 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	1,564	1,798
– Other interest derivatives | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(2,540)	(1,797)
– Other interest derivatives | Less than 1 month | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(4)
– Other interest derivatives | 1 to 3 months | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(47)	(42)
– Other interest derivatives | 3 to 12 months | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(218)	(183)
– Other interest derivatives | 1 to 2 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(317)	(361)
– Other interest derivatives | 2 to 3 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(389)	(263)
– Other interest derivatives | 3 to 4 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(347)	(230)
– Other interest derivatives | 4 to 5 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(287)	(277)
– Other interest derivatives | >5 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(932)	€ (442)
– Cross currency swaps | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(299)
– Cross currency swaps | Less than 1 month | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(142)
– Cross currency swaps | 1 to 3 months | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(60)
– Cross currency swaps | 3 to 12 months | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(98)
– Cross currency swaps | 1 to 2 years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument
– Cross currency swaps | 2 to 3 years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument
– Cross currency swaps | 3 to 4 years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument
– Cross currency swaps | 4 to 5 years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument
– Cross currency swaps | >5 years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument